Commitments and contingencies - Schedule of Future Minimum Purchase Commitments (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Disclosure of contingent liabilities in business combination [line items]
Total	$ 176,812	$ 162,529
PS2 battery purchase volume commitments
Disclosure of contingent liabilities in business combination [line items]
Total	91,193
Less than 1 year	44,566
Between 1-5 years	46,627
After 5 years	0
Logistics service commitments
Disclosure of contingent liabilities in business combination [line items]
Total	38,364
Less than 1 year	38,364
Between 1-5 years	0
After 5 years	0
PS3 and PS4 purchase volume commitments
Disclosure of contingent liabilities in business combination [line items]
Total	226,954
Less than 1 year	226,954
Between 1-5 years	0
After 5 years	0
PS4 sales volume commitments
Disclosure of contingent liabilities in business combination [line items]
Total	80,885
Less than 1 year	13,483
Between 1-5 years	60,069
After 5 years	7,333
Total
Disclosure of contingent liabilities in business combination [line items]
Total	437,396
Less than 1 year	323,367
Between 1-5 years	106,696
After 5 years	$ 7,333